Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total [Member]
ASSETS
Cash and cash equivalents	$ 114,954,079	$ 119,371,805
Financial assets at fair value through profit or loss—Debt securities	629	226
Other financial assets	6,930,424	3,461,778
Loans and advances	27,928,287	46,696,681
Financial assets at fair value through other comprehensive income—Debt securities		10,093,293
Equity instruments	28,273	36,946
TOTAL ASSETS	149,841,692	179,660,729
LIABILITIES
Deposits	137,441,745	159,598,906
Trading liabilities		612,112
Other financial liabilities	10,386,382	10,465,808
Bank loans	2,260,739	4,153,052
Other liabilities	1,142,679	1,691,325
TOTAL LIABILITIES	151,231,545	176,521,203
Net	(1,389,583)	$ 3,139,526
Us Dollars Currency [Member]
ASSETS
Cash and cash equivalents	110,150,270
Financial assets at fair value through profit or loss—Debt securities	629
Other financial assets	6,924,630
Loans and advances	27,928,212
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments	28,273
TOTAL ASSETS	145,032,014
LIABILITIES
Deposits	134,734,046
Trading liabilities
Other financial liabilities	9,968,665
Bank loans	2,260,739
Other liabilities	1,104,580
TOTAL LIABILITIES	148,068,030
Net	(3,036,016)
Euro Currency [Member]
ASSETS
Cash and cash equivalents	4,568,050
Financial assets at fair value through profit or loss—Debt securities
Other financial assets	5,793
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	4,573,843
LIABILITIES
Deposits	2,707,699
Trading liabilities
Other financial liabilities	380,566
Bank loans
Other liabilities	21,282
TOTAL LIABILITIES	3,109,547
Net	1,464,296
Real Currency [Member]
ASSETS
Cash and cash equivalents	33,778
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	33,778
LIABILITIES
Deposits
Trading liabilities
Other financial liabilities
Bank loans
Other liabilities
TOTAL LIABILITIES
Net	33,778
Other Currency [Member]
ASSETS
Cash and cash equivalents	201,982
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Loans and advances	75
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	202,057
LIABILITIES
Deposits
Trading liabilities
Other financial liabilities	37,151
Bank loans
Other liabilities	16,817
TOTAL LIABILITIES	53,968
Net	$ 148,089